Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities [Abstract]
Other Liabilities	Note 15 — Other liabilities
	December 31, 2023	December 31, 2022
	EUR	EUR
More than 1 year
Milano tax	763	-
	763